INCOME TAX - Federal income tax rate (Details)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate			21.00%	21.00%	21.00%	21.00%
Change in fair value of derivative liabilities					(25.89%)	(170.93%)
Transaction costs allocated to warrant issuance					2.57%
Transaction costs						59.18%
Change in valuation allowance					2.32%	129.71%
Income tax provision	108.96%	0.00%	392.45%	0.00%		(38.96%)